Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Capitated Revenue
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 152,276,992	$ 124,461,275	$ 447,137,121	$ 351,018,290	$ 471,551,241	$ 138,727,943	$ 86,465,658
Capitated Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Percentage of total revenue	97.00%	97.00%	97.00%	97.00%
Subtotal Other Patient Service Revenue
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 4,243,263	$ 4,379,716	$ 12,366,111	$ 9,645,990	$ 13,990,050	$ 7,166,889	$ 1,231,037
Subtotal Other Patient Service Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Percentage of total revenue	3.00%	3.00%	3.00%	3.00%	3.00%	5.00%	1.00%
Clinical Fees & Insurance Revenue
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 2,408,642	$ 1,947,109	$ 7,280,789	$ 4,895,956	$ 7,030,606	$ 4,329,591	$ 639,636
Clinical Fees & Insurance Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Percentage of total revenue	2.00%	2.00%	2.00%	1.00%	1.00%	3.00%	1.00%
Shared Risk Revenue
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 139,331	$ 416,765	$ 341,342	$ 416,765	$ 1,111,466	$ 932,301	$ 200,801
Shared Risk Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Percentage of total revenue					0.00%	1.00%	0.00%
Care Coordination / Management Fees
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 1,146,355	$ 1,115,895	$ 2,994,755	$ 2,312,840	$ 5,614,539	$ 1,893,553	$ 390,600
Care Coordination / Management Fees | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Percentage of total revenue	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.00%
Incentive Fees
Disaggregation of Revenue [Line Items]
Total Revenue by Year	$ 548,935	$ 899,946	$ 1,749,225	$ 2,020,429	$ 233,439	$ 11,444
Incentive Fees | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Percentage of total revenue		1.00%		1.00%	0.00%	0.00%